Contingencies and Commitments - Narrative (Details) - USD ($)				8 Months Ended
	Aug. 28, 2019	Feb. 28, 2019	Jul. 24, 2018	Aug. 09, 2018
Loss Contingencies [Line Items]
Settlement amount				$ 36,000,000
Chaparral energy, inc. | Healthcare of ontario pension plan (HOOPP) | Pending litigation
Loss Contingencies [Line Items]
Damages sought, value			$ 215,000,000
FTS international, inc. | FTS International, Inc. Case | Pending litigation
Loss Contingencies [Line Items]
Damages sought, value		$ 1,000,000
Chesapeake Appalachia, L.L.C. | Pennsylvania Department of Environmental Protection | Settled Litigation
Loss Contingencies [Line Items]
Settlement amount	$ 100,000